Long-term debt (Details 5)											1 Months Ended		1 Months Ended			1 Months Ended								1 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Sep. 30, 2012 BNDES - equipment finance USD ($)	Sep. 30, 2012 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Sep. 30, 2012 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2012 BNDES - CLN 150 Mtyp project finance USD ($)	Sep. 30, 2012 BNDES - CLN 150 Mtyp project finance BRL	Aug. 31, 2012 Bilateral Pre-Export Finance Agreement USD ($) Y	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) carrier Y	Sep. 30, 2012 Export Import Bank of China and the Bank of China Limited USD ($)	Sep. 30, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Sep. 30, 2012 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Sep. 30, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) capesize carrier shipyard	Sep. 30, 2012 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum			$ 1,000,000,000					$ 3,600,000,000	7,300,000,000	$ 5,000,000,000				$ 1,900,000,000	3,900,000,000	$ 150,000,000	$ 1,229,000,000							$ 530,000,000
Maturity term of bilateral pre-export financing agreement																5
Amount withdrawn under credit facility		925,000,000		1,609,000,000	3,260,000,000							300,000,000		600,000,000	1,300,000,000			712,000,000	388,000,000	787,000,000					432,000,000
Line of credit repayment term (in years)																	13
Construction schedule, period for disbursing funds (in years)																	3
Number of shipyards																								2
Amount available for investments from the facility																							3,000,000,000
Export facility agreement through PT International											2,000,000,000		3,000,000,000
Secured Debt	1,334,000,000
Number of ore carriers acquired through financing																								5
Number of capesizes bulkers acquired through financing																								2
Number of ore carriers build through financing																	12
Increased borrowing capacity under the facility						$ 51,000,000	103,000,000														$ 382,000,000	774,000,000